Supplement dated May 8, 2024, to the Statutory Prospectus, Updating Summary Prospectus,
and Initial Summary Prospectus dated May 1, 2024,
for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Destinations

Pacific Destinations O

Pacific Destinations B

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey
(Offered before October 1, 2013)

Pacific Odyssey
(Offered on and after October 1, 2013)

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Select Variable Annuity

Pacific Value

Pacific Value Edge

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Voyages

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Destinations

Pacific Destinations O

Pacific Destinations B

Pacific Innovations Select

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey

(Offered before October 1, 2013)

Pacific Odyssey

(Offered on and after October 1, 2013)

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value Edge

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Voyages

The purpose of this supplement is to update certain underlying fund information. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or the Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.96%

Form No. VASUPP0524

NYSUPP0524